Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss	$ (85,129)	$ (60,461)	$ (39,437)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization expense	32,601	24,684	23,782
Non-cash interest expense	4,680	20,776	9,136
Write-off of deferred financing fees and debt discount	12,063
Loss on extinguishment of debt	1,148
Amortization of contract liabilities	(5,616)	(5,678)	(5,749)
Accretion of contract liabilities	1,561	2,053	2,459
Loss from equity method investment		3,902
Change in fair value of warrant liability and contingent consideration	(26,123)	9,647	566
Share-based compensation	46,780	19,160	3,532
Deferred income taxes	(2,196)	(1,604)	(290)
Payment of PIK interest	(8,717)
Other	2,270	1,094	498
Changes in operating assets and liabilities:
Accounts receivable, net and other receivables	(31,469)	8,104	(2,737)
Prepaid expenses and other assets	(4,810)	(378)	987
Accounts payable and accrued expense	9,381	9,239	(1,195)
Deferred revenue	(527)	(15,777)	11,025
Net cash provided by (used in) used in operating activities	(54,103)	14,761	2,577
Cash flows from investing activities:
Acquisition of Visualize Health		(2,000)
Acquisition of Mindsciences		140
Acquisition of CareLinx	(54,774)
Acquisition of doc.ai	(16,784)
Purchases of property and equipment	(2,423)	(1,814)	(1,695)
Capitalized internal-use software costs	(38,406)	(15,497)	(14,949)
Net cash used in investing activities	(112,387)	(19,171)	(16,644)
Cash flows from financing activities:
Proceeds from issuance of redeemable convertible preferred stock, net of issuance costs	50,000	6,774	25,251
Proceeds from issuance of debt	20,000	38,000	35,400
Repayment of debt	(66,350)	(40,000)	(38,142)
Net proceeds from Reverse Recapitalization with Falcon Capital Acquisition Corp.	426,240
Proceeds from exercise of common stock options	5,964	336	69
Repurchased shares of common stock related to exercise of employee stock options	(19,581)
Payments on capital lease obligations	(1,052)	(1,268)	(1,781)
Financing costs	(1)	(72)
Net cash provided by financing activities	415,220	3,770	20,797
Effect of exchange rates on cash and cash equivalents	(228)	(435)	(138)
Net increase (decrease) in cash and cash equivalents	248,502	(1,075)	6,592
Cash and cash equivalents at beginning of period	22,603	23,678	17,086
Cash and cash equivalents at end of period	271,105	22,603	23,678
Supplemental disclosure of cash flow information:
Cash paid for interest	19,946	9,942	16,624
Cash paid for income taxes	52	$ 162	$ 653
Deferred offering costs not yet paid	$ 2,071